UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of registrant as specified in charter)

David D. Basten, President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and address of agent for service)

Registrant’s telephone number, including area code: (434) 846-1361

Copies to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: October 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2015

(Unaudited)

	Principal/Shares	Value
COMMON STOCKS - 85.3%
Consumer Discretionary - 7.0%
Darden Restaurants, Inc.	2,000	$123,780
Ford Motor Company	7,000	103,670
Garmin Ltd.	3,000	106,410
Greene King PLC	14,950	185,231
Hennes & Mauritz AB	13,500	104,760
McDonald’s Corp.	2,500	280,625
MDC Partners, Inc.	12,300	255,594
Omnicom Group, Inc.	2,500	187,300
ProSiebenSat.1 Media SE	8,000	107,520
Shaw Communications, Inc.	5,000	103,750
Six Flags Entertainment Corporation	4,500	234,180
Speedway Motorsports, Inc.	5,000	92,350
Target Corporation	2,800	216,104
Toyota Motor Corporation	850	104,227
Viacom, Inc. Class B	2,250	110,948
Whitbread PLC	1,400	107,198
World Wrestling Entertainment, Inc.	6,000	106,980
WPP plc	1,000	112,060

		2,642,687

Consumer Staples - 10.1%
Altria Group, Inc.	3,500	211,645
Anheuser-Busch InBev NV	1,100	131,263
Archer-Daniels-Midland Company	1,900	86,754
British American Tobacco PLC	1,800	212,580
Coca Cola Co.	2,900	122,815
ConAgra Foods, Inc.	3,700	150,035
Diageo Plc ADR	1,800	207,144
General Mills, Inc.	4,500	261,495
Imperial Tobacco Group plc	2,100	226,317
Kellogg Corporation	1,500	105,780
Kimberly-Clark Corporation	1,800	215,478
Kimberly-Clark de Mexico, S.A.B. de C.V.	69,000	166,980
Kraft Heinz Company	2,900	226,113
Mondelez International, Inc.	5,000	230,800
Nestle SA	2,500	190,550
Philip Morris International, Inc.	1,800	159,120
Procter & Gamble Company	1,500	114,570
Reckitt Benckiser Group PLC	9,000	178,380
Reynolds American, Inc.	3,500	169,120
Sysco Corporation	5,000	206,250
Walgreens Boots Alliance, Inc.	1,800	152,424
Woolworths Limited	3,300	62,535

		3,788,148

Energy - 4.5%
Chevron Corporation	2,550	231,744
China Petroleum & Chemical Corporation	2,860	206,149
Eni S.p.A. ADR	3,000	97,800

Kinder Morgan, Inc.	5,000	136,750
Royal Dutch Shell PLC	3,600	188,856
Suncor Energy, Inc.	6,900	205,137
Total SA ADR	4,000	192,920
TransCanada Corp.	6,000	201,540
Williams Companies, Inc.	5,500	216,920

		1,677,816

Financials - 13.6%
Aberdeen Asset Management plc	23,300	127,451
Aflac, Inc.	2,600	165,750
Allianz SE	11,000	193,050
Aviva plc ADR	22,000	327,800
AXA SA	8,700	232,290
Banco Santander SA	19,876	110,113
BB&T Corporation	5,800	215,470
BGC Partners, Inc. Class A	12,000	103,800
Blackrock, Inc.	700	246,379
Blue Capital Holdings Ltd.	6,191	109,766
Canadian Imperial Bank of Commerce	1,800	137,790
Charles Schwab Corporation	5,000	152,600
CME Group, Inc.	1,300	122,811
Erie Indemnity Co.	1,900	166,174
Flushing Financial Corporation	8,500	178,840
Horace Mann Educators Corporation	3,000	102,720
HSBC Holdings plc	3,300	128,931
JPMorgan Chase & Co.	3,500	224,875
M & T Bank Corp.	2,000	239,700
Maiden Holdings, Ltd.	17,800	276,790
Manulife Financial Corporation	8,000	132,720
Muenchener Rueckversicherungs-Gesellschaft AG	9,000	179,595
National Australia Bank Limited	7,000	75,180
OceanFirst Financial Corp.	7,000	129,220
SCOR SE	30,000	113,400
State Auto Financial Corp.	5,500	131,175
Svenska Handelsbanken AB	12,000	81,240
Swedbank AB	4,000	91,920
Toronto Dominion Bank	7,000	287,140
T. Rowe Price Group, Inc.	3,000	226,860
Westpac Banking Corporation	5,300	118,561

		5,130,111

Health Care - 5.9%
AbbVie, Inc.	1,900	113,145
Astrazeneca PLC	6,400	204,096
Becton, Dickinson and Company	950	135,394
Bristol-Myers Squibb Company	3,000	197,850
Eli Lilly & Co.	1,400	114,198
GlaxoSmithKline PLC	5,000	215,300
Johnson & Johnson	1,100	111,133
Merck & Co., Inc.	4,500	245,970
Novartis AG	2,100	189,903
Pfizer, Inc.	5,900	199,538
Roche Holding AG	5,900	200,069
Sanofi ADR	5,500	276,870

		2,203,466

Industrials - 11.0%
Aircastle Ltd.	9,500	215,270

Atlantia S.p.A.	13,500	186,570
Bouygues SA	2,800	106,092
Brambles Limited	7,400	109,816
Caterpillar, Inc.	2,400	175,176
CLARCOR Inc.	2,700	134,622
Covanta Holding Corporation	10,000	167,600
Deere & Company	1,500	117,000
Emerson Electric Co.	3,700	174,751
Experian PLC	6,400	109,696
Fly Leasing Ltd.	15,200	200,488
General Dynamics Corporation	1,500	222,870
General Electric Company	6,000	173,520
Healthcare Services Group, Inc.	3,500	130,410
HNI Corporation	3,500	150,290
Hopewell Holdings Limited	41,000	148,420
Illinois Tool Works, Inc.	1,300	119,522
Knoll, Inc.	6,600	153,384
Lockheed Martin Corporation	800	175,864
Macquarie Infrastructure Corporation	2,000	159,100
Nielsen Holdings PLC	3,500	166,285
Norfolk Southern Corp.	1,300	104,039
Republic Services, Inc.	2,300	100,602
Schneider Electric SE	8,900	106,889
Sydney Airport	11,000	50,600
3M Co.	800	125,768
United Parcel Service, Inc.	1,000	103,020
Vinci SA	10,600	178,292
Wolseley plc	15,000	88,200

		4,154,156

Information Technology - 5.1%
Broadridge Financial Solutions, Inc.	3,000	178,740
Electrocomponents plc	27,400	86,584
Ericsson (LM) Telephone Co.	10,000	97,400
IAC/InterActiveCorp	1,500	100,515
Intersil Corporation	10,000	135,500
KLA-Tencor Corporation	2,100	140,952
Linear Technology Corporation	3,200	142,144
Maxim Integrated Products, Inc.	5,000	204,900
Microsoft Corporation	4,000	210,560
Paychex, Inc.	3,500	180,530
QUALCOMM, Inc.	1,800	106,956
Taiwan Semiconductor Manufacturing Company Ltd.	4,500	98,820
Texas Instruments, Inc.	2,200	124,784
Xilinx, Inc.	2,500	119,050

		1,927,435

Materials - 4.8%
Air Products and Chemicals, Inc.	1,000	138,980
Akzo Nobel N.V.	1,700	119,306
Dow Chemical Company	5,925	306,145
E. I. du Pont de Nemours and Company	3,600	228,240
LyondellBasell Industries NV	2,000	185,820
Monsanto Corporation	1,400	130,508
Nucor Corporation	4,100	173,430
Olin Corporation	6,939	133,090
Smurfit Kappa Group PLC	4,300	122,550
Sonoco Products Co.	3,500	149,415
WestRock Company	2,200	118,272

		1,805,756

Real Estate Investment Trusts - 9.0%
Agree Realty Corp.	5,000	161,900
Apollo Commercial Real Estate Finance, Inc.	7,000	116,270
Apollo Residential Mortgage, Inc.	7,000	90,090
CBL & Associates Poperties, Inc.	9,000	131,220
Cherry Hill Mortgage Investment Corporation	6,500	95,550
Chimera Investment Corporation	12,000	168,960
City Office REIT, Inc.	20,000	229,800
Colony Capital, Inc.	8,000	162,720
Corrections Corporation of America	5,000	142,500
Crown Castle International Corp.	1,800	153,828
Digital Realty Trust, Inc.	3,700	273,652
Gramercy Property Trust, Inc.	4,000	90,720
Independence Realty Trust	17,500	137,200
New Senior Investment Group, Inc.	10,000	100,200
Outfront Media, Inc.	5,000	118,050
PennyMac Mortgage Investment Trust	6,500	95,030
Physicians Realty Trust	7,000	111,860
Plum Creek Timber Company, Inc.	3,400	138,516
Preferred Apartment Communities, Inc.	9,000	98,550
Rayonier, Inc.	4,500	101,925
Redwood Trust, Inc.	7,000	92,960
Ryman Hospitality Properties, Inc.	3,300	173,580
Spirit Realty Capital, Inc.	13,000	132,340
Summit Hotel Properties, Inc.	11,500	150,420
Two Harbors Investment Corp.	14,400	121,824

		3,389,665

Telecommunication Services - 7.0%
A T & T, Inc.	6,500	217,815
BCE, Inc.	7,000	302,470
Bezeq Israeli Telecommunication Corporation Ltd.	40,700	87,505
Cogent Communications Holdings, Inc.	5,000	153,600
Deutsche Telekom AG	5,800	108,228
Millicom International Cellular S.A.	1,900	106,058
MTN Group Limited	10,500	119,805
NTT DOCOMO, Inc. ADR	5,000	98,150
Singapore Telecommunications Limited	5,000	142,250
Swisscom AG	2,700	139,455
TDC A/S	24,000	125,760
Telefonica S.A.	11,314	149,005
Telenor ASA	1,500	84,060
TeliaSonera AB	10,000	102,000
Telstra Corporation Limited	7,000	134,400
TELUS Corporation	5,600	186,872
Verizon Communications, Inc.	4,409	206,694
Vodafone Group PLC	5,000	164,850

		2,628,977

Utilities - 7.3%
AGL Resources, Inc.	2,200	137,500
American Electric Power Company, Inc.	3,800	215,270
California Water Service Group	5,000	111,800
CMS Energy Corporation	6,500	234,455
Dominion Resources, Inc.	3,000	214,290
DTE Energy Company	1,500	122,385

Duke Energy Corporation	2,800	200,116
Electricite de France	9,800	35,868
Enagas SA	10,700	162,640
Exelon Corporation	5,900	164,728
FirstEnergy Corp.	3,300	102,960
Iberdrola S.A.	5,200	148,304
National Grid PLC	2,000	143,200
NextEra Energy, Inc.	1,600	164,256
Pinnacle West Capital Corp.	2,700	171,477
SCANA Corp.	3,000	177,660
SSE PLC	4,100	95,776
United Utilities Group PLC	5,100	154,479

		2,757,164

TOTAL COMMON STOCKS		32,105,381

CORPORATE BONDS & NOTES - 1.3%
Structured Notes - 1.3%
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 10/15/2018	$305,000	296,399
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$200,000	199,780

		496,179

INVESTMENT COMPANIES - 9.4%
Business Development Companies - 2.0%
Ares Capital Corp.	13,000	197,990
FS Investment Corporation	12,500	122,000
Hercules Technology Growth Capital, Inc.	10,000	111,600
Monroe Capital Corporation	13,000	192,400
Triangle Capital Corporation	5,800	99,586
TriplePoint Venture Growth BDC Corp.	3,500	37,975

		761,551

Exchange Traded Funds - 5.2%
Deutsche X-Trackers MSCI All World ex US Hedged Equity ETF	4,000	96,581
Deutsche X-Trackers MSCI EAFE Hedged Equity ETF	2,000	55,760
Deutsche X-Trackers MSCI Emerging Markets Hedged Equity ETF	2,500	49,100
Deutsche X-Trackers MSCI Europe Hedged Equity ETF	7,000	186,620
Deutsche X-Trackers MSCI Japan Hedged Equity ETF	2,500	98,875
iShares International Select Dividend ETF	7,000	209,860
iShares MSCI Australia ETF	5,000	94,600
iShares MSCI Pacific ex-Japan ETF	5,200	203,164
iShares MSCI Singapore ETF	5,000	55,600
SPDR Euro STOXX 50 ETF	6,150	225,213
Vanguard FTSE Europe ETF	4,550	236,964
WisdomTree International Equity Fund	4,500	218,160
WisdomTree Europe SmallCap Dividend Fund	4,200	235,368

		1,965,865

Money Market Funds - 2.2%
Fidelity Institutional Money Market Portfolio	811,890	811,890

TOTAL INVESTMENT COMPANIES		3,539,306

PREFERRED STOCKS - 0.3%
Real Estate Investment Trusts - 0.3%
Wheeler Real Estate Investment Trust, Inc., 9% Preferred Series B	50,000	97,500

TOTAL PREFERRED STOCKS		97,500

TOTAL INVESTMENTS - 96.3% (cost $31,998,740)		36,238,366
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.7%		1,385,561

Net Assets - 100.0%		$37,623,927

API GROWTH FUND

SCHEDULE OF INVESTMENTS

October 31, 2015

(Unaudited)

	Shares	Value
COMMON STOCKS - 91.0%
Consumer Discretionary - 19.5%
Accor SA	25,000	$251,000
Amazon, Inc.*	500	312,950
Amer Sports Oyj	8,600	241,230
Autoliv, Inc.	2,500	303,100
AutoZone, Inc.*	420	329,452
Bandai Namco Holdings, Inc.	13,000	321,490
CarMax, Inc.*	4,400	259,644
Christian Dior SA	1,380	271,694
Discovery Communications, Inc.*	10,000	275,200
Drew Industries, Inc.	4,700	281,201
DSW, Inc. Class A	8,000	199,520
Dunkin’ Brands Group, Inc.	5,600	231,896
Fuji Heavy Industries Ltd.	4,000	313,040
Garmin Ltd.	6,600	234,102
Gentherm, Inc.*	6,000	294,960
Grupo Televisa S.A.B.	7,000	203,980
Hermes International	875	336,998
HSN, Inc.	4,200	259,770
Lear Corporation	3,000	375,180
Liberty Broadband Corporation Class A*	5,300	289,168
Liberty Broadband Corporation Class C*	5,300	284,981
Liberty Global plc Class A*	5,000	222,600
Liberty Global plc Series C*	7,400	315,536
Liberty Interactive Corporation*	8,000	218,960
Liberty Media Corporation Class A*	7,200	293,472
Liberty Media Corporation Class C*	3,200	125,280
Liberty TripAdvisor Holdings, Inc. Class A*	10,000	311,900
Liberty Ventures Series A*	4,637	202,034
LKQ Corporation*	13,100	387,891
Lowe’s Companies, Inc.	3,600	265,788
LVMH Moet Hennessey Louis Vuitton SA	6,200	230,640
Michael Kors Holdings Limited*	6,700	258,888
Naspers Limited	2,000	293,800
Nathan’s Famous, Inc.	6,000	239,040
Nike, Inc. Class B	3,300	432,399
Nitori Holdings Co., Ltd.	5,000	393,200
O’Reilly Automotive, Inc.*	1,500	414,390
Outerwall, Inc.	4,000	240,000
Panera Bread Co.*	1,600	283,792
Publicis Groupe SA	10,500	170,520
Rakuten, Inc.	16,500	226,050
RELX NV	16,918	289,975
Sekisui Chemical Co., Ltd.	21,000	249,900
Signet Jewelers Ltd.	2,400	362,256
Starbucks Corporation	6,400	400,448
Starz - A*	8,000	268,080
Tesla Motors, Inc.*	1,000	206,930

Thor Industries, Inc.	5,000	270,400
Toyota Motor Corporation	1,800	220,716
Tractor Supply Company	4,000	369,560
TripAdvisor, Inc.*	2,900	242,962
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,900	330,524
Yue Yuen Industrial (Holdings) Limited	14,500	265,495

		14,873,982

Consumer Staples - 2.6%
Costco Wholesale Corporation	2,300	363,676
Fomento Economico Mexicano S.A.B. de C.V. ADR	2,700	267,543
Fresh Del Monte Produce, Inc.	8,000	365,040
L’Oreal SA	7,000	255,290
Nestle SA ADR	2,900	221,038
Pernard Ricard SA	11,000	258,940
Remy Cointreau SA	4,100	285,688

		2,017,215

Energy - 1.3%
Delek US Holdings, Inc.	6,900	187,680
Marathon Petroleum Corporation	4,600	238,280
U.S. Silica Holdings, Inc.	16,500	297,990
Valero Energy Corporation	3,900	257,088

		981,038

Financials - 12.5%
ACE Limited	2,500	283,850
Affiliated Managers Group, Inc.*	1,300	234,338
Allied World Assurance Comapny Holdings Ltd.	6,000	218,160
Aon plc	3,400	317,254
Aspen Insurance Holdings Ltd.	6,700	325,687
Atlas Financial Holdings, Inc.*	13,000	247,260
Axis Capital Holdings Ltd.	5,000	270,000
Bank of China Ltd.	555,000	260,850
Bank of Communications Co. Ltd.	375,000	277,500
Brookfield Asset Management, Inc.	9,000	314,730
Coronation Fund Managers Ltd.	30,000	158,400
Essent Group Ltd.*	8,600	207,260
Evercore Partners, Inc. Class A*	5,000	270,000
Grupo Financiero Galicia S.A.	15,000	401,250
Hanover Insurance Group, Inc.	4,000	337,000
Henderson Land Development Company Limited	41,250	262,763
HFF, Inc.	8,300	286,516
Leucadia National Corporation	12,500	250,125
Manning & Napier, Inc.	40,000	300,000
Markel Corp.*	400	347,200
Moody’s Corp.	2,500	240,400
Nationstar Mortgage Holdings, Inc.*	16,000	212,320
Noah Holdings Ltd.*	9,500	266,190
Northern Trust Corporation	4,000	281,560
PacWest Bancorp	5,500	247,720
Ping An Insurance (Group) Company of China Limited	23,000	258,290
Prudential plc	10,500	245,910
Raymond James Financial, Inc.	5,000	275,550
Remgro Ltd.	11,000	220,550
Safety Insurance Group, Inc.	4,000	231,800
Sampo Oyj	10,600	259,223
Stifel Financial Corp.*	5,000	222,150
Tokio Marine Holdings, Inc.	7,800	303,264

United Overseas Bank Limited	13,000	188,630
Voya Financial, Inc.	6,500	263,705
WisdomTree Investments, Inc.	14,300	274,989

		9,562,394

Health Care - 10.3%
Alkermes PLC*	4,000	287,680
Allergan plc*	1,100	339,317
Bayer AG	1,700	226,848
BioMerieux	2,200	255,640
Bruker Corporation*	16,000	293,920
Celgene Corporation*	2,100	257,691
Centene Corporation*	5,000	297,400
Chemed Corporation	2,400	377,496
Essilor International SA	4,200	276,066
Express Scripts Holding Company*	3,600	310,968
Fresenius Medical Care AG & Co. KGaA	6,800	305,524
Genmab A/S*	2,600	256,360
ICON PLC*	5,200	332,124
Lannett Company, Inc.*	5,400	241,758
Merit Medical Systems, Inc.*	14,500	268,830
Mylan, Inc.*	4,800	211,632
Novo Nordisk A/S ADR	5,000	265,900
Perrigo Company plc	992	156,478
Prestige Brands Holdings, Inc.*	6,800	333,268
Regeneron Pharmaceuticals, Inc.*	700	390,173
Roche Holding AG	6,000	203,460
Sinopharm Group Co.	60,500	250,289
Sirona Dental Systems, Inc.*	2,800	305,564
STERIS Corporation	4,500	337,275
UCB SA	2,800	242,312
Universal American Corp.	29,000	216,340
VCA, Inc.*	6,500	356,005
Zoetis, Inc.	5,500	236,555

		7,832,873

Industrials - 17.4%
Aircastle Ltd.	14,000	317,240
Allegion PLC	5,100	332,367
Allison Transmission Holdings, Inc.	9,000	258,300
A.P. Moeller-Maersk A/S	24,200	178,959
Ashtead Group Plc	3,900	244,530
Assa Abloy AB	27,300	272,181
B/E Aerospace, Inc.	3,000	140,850
Canadian National Railway Company	3,800	232,142
Canadian Pacific Railway Limited	1,500	210,750
China Communications Construction Company Ltd.	11,000	300,410
C.H. Robinson Worldwide, Inc.	4,000	277,520
CIRCOR International, Inc.	3,300	151,536
Copart, Inc.*	7,000	253,470
Danaher Corporation	3,100	289,261
Embraer SA ADR	6,500	190,905
Fortune Brands Home & Security, Inc.	6,500	340,145
Gamesa Corporacion Tecnologica, S.A.	14,000	221,340
GEA Group AG	4,700	188,893
Hexcel Corp.*	5,900	273,288
Honeywell International, Inc.	2,600	268,528
IDEX Corporation	3,300	253,308

Kadant, Inc.	6,000	246,720
KLX, Inc.*	6,500	254,215
Landstar Systems, Inc.	4,300	271,072
Mathews International Corporation	6,000	346,380
Middleby Corporation*	3,300	385,902
Minebea Co., Ltd.	22,000	245,300
Mobile Mini, Inc.*	6,100	208,864
MSC Industrial Direct Co., Inc.	4,000	251,080
Mueller Industries, Inc.	9,200	289,984
Nippon Yusen Kabushiki Kaisha	45,000	231,750
Nordson Corporation	3,500	249,340
Park-Ohio Holdings Corp.	4,700	162,150
PGT, Inc.*	28,500	343,710
Quanex Building Products Corporation	14,000	264,180
Rockwell Collins, Inc.	3,400	294,848
Ryanair Holdings PLC	3,047	238,245
Secom Co. Ltd.	16,000	265,760
Sensata Technologies Holdings N.V.*	6,500	312,585
SGS SA	11,300	214,813
Simpson Manufacturing Co., Inc.	7,100	269,658
SMC Corporation	900	233,730
Teledyne Technologies, Inc.*	3,000	267,690
Toro Company	4,500	338,715
Towers Watson & Co.	2,300	284,188
TriMas Corporation*	7,700	154,077
U.S. Ecology, Inc.	6,500	254,865
Viad Corp.	10,000	301,100
Wabtec Corp.	3,600	298,332
Waste Connnections, Inc.	6,000	326,880
Woodward, Inc.	5,500	250,250

		13,252,306

Information Technology - 19.9%
Accenture plc	3,600	385,920
Alliance Data Systems Corporation*	1,000	297,310
Alphabet, Inc. Class A*	250	184,348
Alphabet, Inc. Class C*	250	177,703
Amadeus IT Holding SA	6,100	260,653
Amdocs Ltd.	5,000	297,850
AMS AG	6,500	208,455
ANSYS, Inc.*	3,000	285,930
Apple, Inc.	2,500	298,750
Automatic Data Processing, Inc.	3,500	304,465
Benefitfocus, Inc.*	7,000	223,720
CACI International, Inc. Class A*	3,100	300,824
Cadence Design Systems, Inc.*	14,300	317,746
Cardtronics, Inc.*	6,500	224,250
CDK Global, Inc.	5,500	273,845
CDW Corporation of Delaware	8,000	357,520
Cielo SA	17,856	168,204
Criteo SA*	7,000	266,420
eBay, Inc.*	3,500	97,650
Electronic Arts, Inc.*	4,500	324,315
Ellie Mae, Inc.*	5,300	386,794
Facebook, Inc.*	3,300	336,501
Factset Research Systems, Inc.	2,000	350,240
Fidelity National Information Services, Inc.	4,000	291,680
Fleetmatics Group PLC*	6,700	372,922

Fortinet, Inc.*	7,700	264,572
Gartner, Inc.*	3,000	272,010
Genpact Limited*	12,000	297,360
Harris Corp.	3,600	284,868
Hexagon AB	7,450	258,739
Infosys Limited	14,000	254,240
Intel Corporation	8,400	284,424
Intuit, Inc.	3,000	292,290
IPG Photonics Corporation*	2,800	231,336
j2 Global, Inc.	5,100	395,505
Littlefuse, Inc.	2,700	269,811
Mentor Graphics Corp.	10,400	282,880
Mobileye N.V.*	6,300	286,776
NeuStar, Inc. Class A*	7,200	195,768
Nintendo Co., Ltd.	18,300	370,026
OmniVision Technologies, Inc.*	10,000	288,700
Oracle Corp.	6,200	240,808
Palo Alto Networks, Inc.*	1,600	257,600
PTC, Inc.*	6,500	230,360
SAP SE	3,400	267,614
Silicon Motion Technology Corporation	9,300	295,647
Synchronoss Technologies, Inc.*	5,000	175,900
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,000	219,600
Take-Two Interactive Software, Inc.*	11,500	381,800
Tokyo Electron Limited	16,500	246,675
U-Blox AG*	1,300	251,589
Ultimate Software Group, Inc.*	1,500	306,525
Vantiv, Inc.*	6,500	325,975
WebMD Health Corp.*	6,500	264,290
Wipro Limited	19,400	240,172

		15,227,875

Materials - 6.2%
Agrium, Inc.	2,500	232,675
Air Liquide SA	10,000	259,600
CF Industries Holdings, Inc.	4,250	215,773
Compass Minerals International, Inc.	3,200	259,968
Domnion Diamond Corporation	24,200	255,552
Eagle Materials, Inc.	3,800	250,914
Eastman Chemical Company	3,500	252,595
Fibria Celulose S.A.*	24,500	331,240
FMC Corp.	3,000	122,130
Givaudan SA	7,100	252,973
Headwaters, Inc.*	16,500	339,075
LafargeHolcim, Limited*	17,850	200,991
NewMarket Corp.	600	236,244
Novozymes A/S	5,700	264,366
PPG Industries, Inc.	2,600	271,076
Praxair, Inc.	2,000	222,180
Sealed Air Corporation	5,500	270,160
Steel Dynamics, Inc.	11,100	205,017
Stora Enso Oyj	28,000	258,720

		4,701,249

Telecommunication Services - 1.0%
A T & T, Inc.	6,622	221,903
Chunghwa Teleccom Co., Ltd.	8,500	260,440
KDDI Corporation	12,000	292,920

		775,263

Utilities - 0.3%
Ormat Technologies, Inc.	6,300	237,636

TOTAL COMMON STOCKS		69,461,831

INVESTMENT COMPANIES - 9.1%
Exchange Traded Funds - 8.2%
BLDRS Europe 100 ADR Index Fund	10,000	218,300
Deutsche X-Trackers MSCI All World ex US Hedged Equity ETF	11,000	265,598
First Trust Canada AlphaDEX Fund	8,000	195,814
First Trust Europe AlphaDEX Fund	9,000	272,790
First Trust Switzerland AlphaDEX Fund	7,000	278,040
Guggenheim China All-Cap ETF	9,000	241,569
iShares Core MSCI Emerging Markets ETF	5,500	232,870
iShares Latin American 40 ETF	12,000	284,280
iShares MSCI Brazil Capped ETF	12,000	274,440
iShares MSCI EAFE Growth ETF	3,500	239,925
iShares MSCI EAFE Small Cap ETF	5,500	275,660
iShares MSCI Emerging Markets Minimum Volatility ETF	4,700	245,998
iShares MSCI India ETF	8,400	239,232
iShares MSCI Israel Capped ETF	5,100	256,938
iShares MSCI Japan Small Cap ETF	4,500	259,965
iShares MSCI Kokusai ETF	4,600	247,618
iShares MSCI Mexico Capped ETF	5,000	273,600
iShares MSCI Thailand Capped ETF	3,000	195,510
PowerShares DWA Emerging Markets Momentum Portfolio	13,200	210,936
Schwab Emerging Markets Equity ETF	13,300	283,556
Vanguard FTSE All World ex-U.S. ETF	6,000	272,880
Vanguard FTSE All World ex-U.S. Small-Cap ETF	2,500	237,400
Vanguard FTSE Europe ETF	4,500	234,360
Vanguard MSCI Pacific ETF	4,000	231,000
WisdomTree International SmallCap Dividend Fund	4,500	261,855

		6,230,134

Money Market Funds - 0.9%
Fidelity Institutional Money Market Portfolio	694,517	694,517

TOTAL INVESTMENT COMPANIES		6,924,651

TOTAL INVESTMENTS - 100.1% (cost $60,684,389)		76,386,482
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.1%		(61,300)

Net Assets - 100.0%		$76,325,182

*	Non-income producing security.

API INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2015

(Unaudited)

	Principal/Shares	Value
COMMON STOCKS - 40.3%
Consumer Discretionary - 2.4%
Ford Motor Company	160,000	$2,369,600
Johnson Controls, Inc.	48,700	2,200,266
Mattel, Inc.	85,700	2,106,506
New Media Investment Group, Inc.	125,000	2,012,500
Regal Entertainment Group	165,000	3,197,700
Six Flags Entertainment Corporation	50,000	2,602,000
Target Corporation	35,000	2,701,300
Wynn Resorts Limited	10,600	741,470

		17,931,342

Consumer Staples - 2.8%
Altria Group, Inc.	37,000	2,237,390
Coca Cola Co.	51,000	2,159,850
Colgate-Palmolive Company	31,700	2,103,295
Kimberly-Clark Corporation	18,700	2,238,577
Orkla ASA	150,000	1,273,500
Philip Morris International, Inc.	25,000	2,210,000
Procter & Gamble Company	28,000	2,138,640
Reynolds American, Inc.	47,400	2,290,368
Sysco Corporation	50,000	2,062,500
Wal-Mart Stores, Inc.	32,400	1,854,576

		20,568,696

Energy - 2.5%
Kinder Morgan, Inc.	220,000	6,017,000
Occidental Petroleum Corporation	30,000	2,236,200
Schlumberger Limited	11,700	914,472
Ship Finance International Ltd.	130,000	2,221,700
Total SA ADR	82,000	3,954,860
Williams Companies, Inc.	76,000	2,997,440

		18,341,672

Financials - 4.3%
AEGON N.V.	140,000	861,000
Arthur J. Gallagher & Co.	38,000	1,661,740
Aviva plc ADR	90,000	1,341,000
BGC Partners, Inc. Class A	240,000	2,076,000
CME Group, Inc.	20,000	1,889,400
Compass Diversified Holdings	360,000	5,922,000
Ellington Financial LLC	380,000	6,840,000
HSBC Holdings plc	30,000	1,172,100
JPMorgan Chase & Co.	29,000	1,863,250
Lazard Ltd.	20,000	926,400
Maiden Holdings, Ltd.	200,000	3,110,000
MetLife, Inc.	25,000	1,259,500
Old Republic International Corporation	80,000	1,443,200
Validus Holdings Ltd.	30,000	1,329,000

		31,694,590

Health Care - 2.6%
AbbVie, Inc.	55,000	3,275,250
AstraZeneca PLC	40,000	1,275,600
Cigna Corporation	10,000	1,340,400
GlaxoSmithKline PLC	90,000	3,875,400
Johnson & Johnson	11,000	1,111,330
Merck & Co., Inc.	39,000	2,131,740
Pfizer, Inc.	100,000	3,382,000
Sanofi ADR	50,000	2,517,000

		18,908,720

Industrials - 2.8%
Boeing Company	13,000	1,924,910
Covanta Holding Corporation	120,000	2,011,200
Deere & Company	27,900	2,176,200
Fly Leasing Ltd.	250,000	3,297,500
General Electric Company	260,000	7,519,200
Nielsen Holdings PLC	40,000	1,900,400
Smiths Group plc	90,000	1,322,100

		20,151,510

Information Technology - 2.9%
Apple, Inc.	20,000	2,390,000
Automatic Data Processing, Inc.	25,500	2,218,245
Cisco Systems, Inc.	90,300	2,605,155
Intel Corporation	80,000	2,708,800
International Business Machines, Inc.	13,500	1,891,080
Intersil Corporation	90,000	1,219,500
Maxim Integrated Products, Inc.	60,000	2,458,800
Microsoft Corporation	49,200	2,589,888
QUALCOMM, Inc.	48,000	2,852,160

		20,933,628

Materials - 2.7%
Agrium, Inc.	23,000	2,140,610
BHP Billiton Limited	87,000	2,861,430
Dow Chemical Company	78,996	4,081,723
E. I. du Pont de Nemours and Company	65,000	4,121,000
International Paper Company	51,000	2,177,190
Olin Corporation	53,871	1,033,246
Potash Corporation of Saskatchewan	89,200	1,804,516
The Mosaic Company	56,000	1,892,240

		20,111,955

Real Estate Investment Trusts - 11.7%
A G Mortgage Investment Trust, Inc.	370,000	5,627,700
American Capital Agency Corporation	310,000	5,527,300
Annaly Capital Management, Inc.	1,250,000	12,437,500
Apollo Commercial Real Estate Finance, Inc.	290,000	4,816,900
Apollo Residential Mortgage, Inc.	70,000	900,900
Blackstone Mortgage Trust, Inc. - Class A	120,000	3,302,400
Bluerock Residential Growth REIT, Inc.	140,804	1,650,223
Cherry Hill Mortgage Investment Corporation	93,500	1,374,450
Chimera Investment Corporation	450,000	6,336,000
City Office REIT, Inc.	104,266	1,198,016
Crown Castle International Corp.	25,000	2,136,500
CYS Investments, Inc.	220,000	1,698,400
Digital Realty Trust, Inc.	30,000	2,218,800
Independence Realty Trust	350,000	2,744,000
Invesco Mortgage Capital, Inc.	430,000	5,181,500
New Residential Investment Corp.	1,100,000	13,343,000

New Senior Investment Group, Inc.	80,000	801,600
One Liberty Properties, Inc.	43,517	1,025,261
PennyMac Mortgage Investment Trust	350,000	5,117,000
Starwood Property Trust, Inc.	50,000	1,004,500
Two Harbors Investment Corp.	245,655	2,078,241
ZAIS Financial Corp.	395,000	5,245,600

		85,765,791

Telecommunication Services - 2.8%
AT&T, Inc.	204,800	6,862,848
BCE, Inc.	30,000	1,296,300
China Mobile Limited	40,000	2,412,400
TELUS Corporation	45,000	1,501,650
Verizon Communications, Inc.	137,400	6,441,312
Vodafone Group PLC	50,000	1,648,500

		20,163,010

Utilities - 2.8%
American Electric Power Company, Inc.	30,000	1,699,500
CMS Energy Corporation	70,000	2,524,900
Dominion Resources, Inc.	35,000	2,500,050
DTE Energy Company	24,000	1,958,160
Duke Energy Corporation	34,000	2,429,980
Exelon Corporation	95,000	2,652,400
NextEra Energy, Inc.	20,000	2,053,200
PPL Corporation	66,000	2,270,400
Southern Company (The)	55,500	2,503,050

		20,591,640

TOTAL COMMON STOCKS		295,162,554

CORPORATE BONDS & NOTES - 23.5%
Basic Materials - 0.9%
IAMGOLD Corporation, 6.75%, due 10/1/2020	$3,000,000	2,280,000
Kissner Milling Co. Ltd., 7.25%, due 6/1/2019	$1,000,000	1,018,750
Millar Western Forest Products Ltd., 8.5%, due 4/1/2021	$1,475,000	951,375
Optima Specialty Steel, Inc., 12.5%, due 12/15/2016	$150,000	134,250
Thompson Creek Metals Company, Inc., 7.375%, due 6/1/2018	$5,000,000	2,125,000

		6,509,375

Business Development Companies - 0.8%
Full Circle Capital Corp., 8.25% Senior Notes, due 6/30/2020	56,809	1,448,630
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	119,453	2,968,904
WhiteHorse Finance, Inc., 6.5% Senior Notes, due 7/31/2020	48,639	1,222,784

		5,640,318

Communications - 1.9%
Avanti Communications Group PLC, 10%, due 10/1/2019	$2,500,000	2,237,500
Avaya, Inc., 9%, due 4/1/2019	$4,900,000	4,018,000
Broadview Networks Holdings, Inc., 10.5%, due 11/15/2017	$2,500,000	2,356,250
HC2 Holdings, Inc., 11%, due 12/1/2019	$1,000,000	975,000
Mood Media Corp., 9.25%, due 10/15/2020	$2,500,000	1,818,750
SiTV LLC/SiTV Finance, Inc., 10.375%, due 7/1/2019	$3,000,000	2,265,000

		13,670,500

Consumer Cyclical - 2.7%
Gibson Brands Escrow Corp., 8.875%, due 8/1/2018	$1,000,000	882,500
Gibson Brands, Inc., 8.875%, due 8/1/2018	$4,192,000	3,699,440
Greektown Holdings LLC, 8.875%, due 3/15/2019	$2,000,000	2,040,000
Icon Health & Fitness, Inc.,11.875%, due 10/15/2016	$4,840,000	4,833,950
Toys “R” Us Property Company II LLC, 8.5%, due 12/1/17	$5,000,000	4,862,500
UCI International, Inc., 8.625%, due 2/15/19	$5,000,000	3,575,000

		19,893,390

Consumer Non-cyclical - 1.7%
Atento Luxco 1 SA, 7.375%, due 1/29/2020	$2,100,000	1,989,750
Camposol SA, 9.875%, due 2/2/2017	$2,000,000	1,750,000
Roundy’s Supermarkets, Inc., 10.25%, due 12/15/2020	$2,500,000	1,406,250
Speedy Cash Intermediate Holdings Corp., 10.75%, due 5/15/2018	$3,500,000	2,537,500
Vantage Oncology LLC, 9.5%, due 6/15/2017	$5,500,000	4,977,500

		12,661,000

Energy - 0.2%
Scorpio Tankers, Inc., 6.75% Senior Notes, due 5/15/2020	31,462	717,963
Vanguard Natural Resources, LLC/VNR Finance Corp., 7.875%, due 4/1/2020	$1,500,000	905,625

		1,623,588

Financial - 2.8%
Arlington Asset Investment Corp., 6.625% Senior Notes, due 5/1/2023	228,900	5,177,718
CNG Holdings, Inc., 9.375%, due 5/15/2020	$3,000,000	1,533,750
Creditcorp, 12%, due 7/15/2018	$1,000,000	738,750
Enova International, Inc., 9.75%, due 6/1/2021	$3,000,000	2,557,500
Fifth Street Finance Corp., 6.125% Senior Notes, due 4/30/2028	77,001	1,915,785
Harvest Capital Credit Corp., 7% Senior Notes, due 1/16/2020	23,700	606,481
Hunt Companies, Inc., 9.625%, due 3/1/2021	$6,250,000	5,921,875
KCG Holdings, Inc., 6.875%, due 3/15/2020	$2,000,000	1,905,000
Solar Capital Ltd., 6.75% Senior Notes, due 11/15/2042	13,500	330,210

		20,687,069

Industrial - 1.1%
Artesyn Escrow, Inc., 9.75%, due 10/15/2020	$1,000,000	987,500
Brundage-Bone Concrete Pumping, Inc., 10.375%, due 9/1/2021	$500,000	512,500
Jac Holding Corporation, 11.5%, due 10/1/2019	$3,000,000	3,000,000
PaperWorks Industries, Inc., 9.5%, due 8/15/2019	$2,600,000	2,600,000
Techniplas LLC, 10%, due 5/1/2020	$750,000	598,125

		7,698,125

Real Estate Investment Trusts - 0.6%
Arbor Realty Trust, Inc., 7.375% Senior Notes, due 5/15/2021	38,500	962,500
RAIT Financial Trust, 7.125% Senior Notes, due 8/30/2019	41,637	951,822
RAIT Financial Trust, 7.625% Senior Notes, due 4/15/2024	60,000	1,289,400
Sotherly Hotels LP, 8% Senior Notes, due 9/30/2018	28,867	738,749
Sotherly Hotels LP, 7% Senior Notes, due 11/15/2019	29,000	732,250

		4,674,721

Structured Notes - 10.3%
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 3/20/2020	$4,000,000	3,829,600
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 5/12/2020	$3,100,000	3,022,810
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 10/13/2020	$2,000,000	1,951,200
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 9/28/2018	$2,000,000	1,835,400
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 10/15/2018	$4,060,000	3,945,508
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 2/14/2020	$2,000,000	1,990,600
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 3/16/2020	$4,000,000	3,846,800
Credit Suisse AG, 10.9% Contingent Coupon Callable Yield Notes, due 4/27/2020	$3,000,000	2,924,700

Credit Suisse AG, 9% Contingent Coupon Callable Yield Notes, due 6/17/2020	$3,000,000	2,537,100
Credit Suisse AG, 9.25% Contingent Coupon Callable Yield Notes, due 6/19/2020	$4,500,000	3,838,500
Credit Suisse AG, 9.75% Contingent Coupon Callable Yield Notes, due 6/30/2020	$3,000,000	2,566,200
Credit Suisse AG, Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$4,000,000	3,859,200
Credit Suisse AG, S&P 500 and Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$6,000,000	5,804,400
Goldman Sachs Group, Inc. Callable Monthly Index-Linked Range Accrual Notes, Variable Rate, due 4/30/2024	$3,000,000	2,720,310
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$1,000,000	998,900
Morgan Stanley Contingent Income Buffered Securities, Variable Rate, due 5/30/2028	$2,000,000	2,014,900
Morgan Stanley Contingent Income Securities, Leveraged CMS Curve and S&P 500 Index,Variable Rate, due 8/30/2028	$3,000,000	2,636,250
Morgan Stanley Contingent Income Securities, Russell 2000 Index and Euro STOXX 50 Index,Variable Rate, due 6/28/2028	$3,000,000	2,905,500
Morgan Stanley Contingent Income Securities, S&P 500 Index and Russell 2000 Index, Variable Rate, due 6/28/2028	$3,000,000	3,090,150
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, Variable Rate, due 3/13/2029	$3,000,000	2,676,900
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 11/23/2018	$2,000,000	1,861,000
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 8/30/2019	$2,000,000	1,923,400
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 9/10/2019	$2,000,000	1,925,000
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 5/27/2020	$5,000,000	4,434,000
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 7/9/2020	$3,200,000	3,061,440
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 10/30/2020	$3,000,000	3,000,000

		75,199,768

Technology - 0.5%
Broadcom Corporation, 3.5%, due 8/1/2024	$550,000	547,056
Rolta LLC, 10.75%, due 5/16/2018	$5,537,000	2,873,703
		3,420,759

TOTAL CORPORATE BONDS & NOTES		171,678,613

INVESTMENT COMPANIES - 34.0%
Business Development Companies - 12.5%
Alcentra Capital Corporation	80,000	955,200
American Capital Senior Floating, Ltd.	180,000	1,974,600
Ares Capital Corporation	320,000	4,873,600
BlackRock Capital Investment Corporation	590,000	5,475,200
Capitala Finance Corp.	315,000	4,221,000
CM Finance, Inc.	70,000	737,100
Fidus Investment Corp.	385,000	5,324,550
FS Investment Corporation	580,000	5,660,800
Garrison Capital, Inc.	255,000	3,529,200

Golub Capital BDC, Inc.	330,000	5,402,100
Harvest Capital Credit Corporation	95,000	1,122,900
Hercules Technology Growth Capital, Inc.	690,000	7,700,400
Main Street Capital Corporation	180,000	5,396,400
Monroe Capital Corporation	7,500	111,000
New Mountain Finance Corporation	310,000	4,318,300
PennantPark Floating Rate Capital Ltd.	120,000	1,448,400
Solar Capital Ltd.	365,000	6,318,150
Solar Senior Capital Ltd.	20,000	296,200
Stellus Capital Investment Corp.	250,000	2,565,000
TCP Capital Corp.	340,000	4,947,000
THL Credit, Inc.	513,000	5,878,980
TPG Specialty Lending, Inc.	355,000	6,035,000
Triangle Capital Corporation	265,000	4,550,050
WhiteHorse Finance, Inc.	215,145	2,515,045

		91,356,175

Closed End Funds - Equity - 0.1%
Tri-Continental Corporation	50,239	1,037,938

Closed End Funds - Fixed Income - 14.7%
AllianceBernstein Global High Income Fund, Inc.	290,000	3,335,000
Apollo Tactical Income Fund, Inc.	20,000	294,000
Ares Dynamic Credit Allocation Fund	267,052	3,834,867
Avenue Income Credit Strategies Fund	121,800	1,594,362
BlackRock Corporate High Yield Fund, Inc.	245,000	2,545,550
BlackRock Credit Allocation Income Trust	170,000	2,130,100
BlackRock Debt Strategies Fund, Inc.	605,000	2,093,300
BlackRock Floating Rate Income Strategies Fund, Inc.	110,000	1,433,300
BlackRock Global Floating Rate Income Trust Fund	104,071	1,328,987
BlackRock Limited Duration Income Trust	233,000	3,448,400
BlackRock Multi-Sector Income Trust	129,000	2,103,990
Brookfield High Income Fund, Inc.	205,000	1,533,400
BlackRock Taxable Municipal Bond Trust	25,000	512,000
Diversified Real Asset Income Fund	207,012	3,428,119
DWS High Income Trust	180,000	1,485,000
DWS Multi-Market Income Trust	326,899	2,484,432
DWS Strategic Income Trust	77,513	820,863
Eaton Vance Floating-Rate Income Plus Fund	54,000	795,960
Eaton Vance Floating-Rate Income Trust	305,000	4,019,900
Eaton Vance Limited Duration Income Fund	425,000	5,665,250
Eaton Vance Senior Floating-Rate Fund	30,000	388,800
Eaton Vance Senior Income Trust	475,000	2,873,750
First Trust/Aberdeen Global Opportunity Income Fund	46,000	475,180
First Trust High Income Long/Short Fund	70,000	1,047,200
First Trust Senior Floating Rate Income Fund II	230,000	2,879,600
Flaherty & Crumrine Total Return Fund, Inc.	41,000	781,460
Invesco Dynamic Credit Opportunities Fund	470,000	5,123,000
Invesco High Income Trust II	105,000	1,446,900
Invesco Senior Income Trust	370,000	1,531,800
Ivy High Income Opportunity Fund	120,000	1,681,200
KKR Income Opportunities Fund	75,000	1,111,500
LMP Corporate Loan Fund, Inc.	115,000	1,168,400
MFS Intermediate High Income Fund	100,000	248,000
Morgan Stanley Emerging Markets Debt Fund, Inc.	22,000	192,280
Neuberger Berman High Yield Strategies Fund, Inc.	207,000	2,212,830
New America High Income Fund, Inc.	355,000	2,942,950
Nuveen Credit Strategies Income Fund	250,000	2,015,000

Nuveen Flexible Investment Income Fund	41,800	646,228
Nuveen Floating Rate Income Fund	50,000	505,000
Nuveen Floating Rate Income Opportunity Fund	388,000	3,891,640
Nuveen Global High Income Fund	148,000	2,242,200
Nuveen Preferred & Income Term Fund	60,000	1,403,400
Nuveen Quality Preferred Income Fund	200,000	1,660,000
Nuveen Senior Income Fund	435,000	2,575,200
Nuveen Short Duration Credit Opportunities Fund	77,000	1,172,710
Pioneer Floating Rate Trust	176,500	1,936,205
Prudential Short Duration High Yield Fund, Inc.	27,000	403,650
Templeton Emerging Markets Income Fund	50,000	513,000
Wells Fargo Advantage Income Opportunities Fund	370,000	2,915,600
Wells Fargo Advantage Multi-Sector Income Fund	83,000	997,660
Western Asset Global High Income Fund, Inc.	110,000	1,051,600
Western Asset Global Corporate Defined Opportunity Fund, Inc.	117,000	2,008,890
Western Asset Global Partners Income Fund, Inc.	140,000	1,188,600
Western Asset High Income Fund II, Inc.	260,000	1,820,000
Western Asset High Income Opportunity Fund, Inc.	610,000	2,964,600
Western Asset High Yield Defined Opportunity Fund, Inc.	215,000	3,175,550
Western Asset Mortgage Defined Opportunity Fund, Inc.	16,900	409,656
Western Asset Worldwide Income Fund, Inc.	64,000	660,480

		107,148,499

Exchange Traded Funds - 4.3%
Consumer Discretionary Select Sector SPDR Fund	30,000	2,429,100
iShares iBoxx $ Investment Grade Corporate Bond ETF	50,000	5,821,000
iShares U.S. Preferred Stock ETF	170,000	6,674,200
PIMCO Total Return Active ETF	61,000	6,481,860
Schwab U.S. Broad Market ETF	75,000	3,754,500
Vanguard FTSE Europe ETF	125,000	6,510,000

		31,670,660

Money Market Funds - 2.4%
Fidelity Institutional Money Market Portfolio	17,232,258	17,232,258

TOTAL INVESTMENT COMPANIES		248,445,530

PREFERRED STOCKS - 1.2%
Financial - 0.3%
CYS Investments, Inc., 7.75% Preferred Series A	40,000	896,800
Ladenburg Thalmann Financial Services, Inc., 8% Preferred Series A	10,700	254,553
Oxford Lane Capital Corp., 7.5% Preferred	60,000	1,438,800

		2,590,153

Real Estate Investment Trusts - 0.9%
A G Mortgage Investment Trust, Inc., 8.25% Preferred Series A	37,980	915,318
A G Mortgage Investment Trust, Inc., 8% Preferred Series B	30,000	713,700
Arbor Realty Trust, Inc., 8.25% Preferred Series A	26,845	667,635
Bluerock Residential Growth REIT, Inc., 8.25% Preferred Series A	25,000	629,500
Invesco Mortgage Capital, Inc., 7.75% Preferred Series B	10,000	231,400
New York Mortgage Trust, Inc., 7.75% Preferred Series B	30,000	658,500
NorthStar Realty Finance Corp., 8.875% Preferred Series C	30,000	731,700
NorthStar Realty Finance Corp., 8.75% Preferred Series E	50,000	1,202,500
Resource Capital Corporation, 8.25% Preferred	30,000	507,900

		6,258,153

TOTAL PREFERRED STOCKS		8,848,306

TOTAL INVESTMENTS - 99.0% (cost $786,917,364)		724,135,003
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		7,524,383

Net Assets - 100.0%		$731,659,386

API CORE INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2015

(Unaudited)

	Principal/Shares	Value
CORPORATE BONDS & NOTES - 66.1%
Basic Materials - 1.6%
AngloGold Ashanti Holdings PLC, 5.375%, due 4/15/2020	$200,000	$192,520
E. I. duPont de Nemours, 4.625%, due 1/15/2020	$100,000	108,182
Kissner Milling Co. Ltd., 7.25%, due 6/1/2019	$100,000	101,875
Optima Specialty Steel, Inc., 12.5%, due 12/15/2016	$40,000	35,800

		438,377

Business Development Companies - 8.5%
Fifth Street Finance Corp., 5.875% Senior Notes, due 10/30/2024	5,000	125,250
Full Circle Capital Corp., 8.25% Senior Notes, due 6/30/2020	5,000	127,500
Hercules Technology Growth Capital, Inc., 7% Senior Notes due 9/30/2019	9,000	228,420
JMP Group, Inc., 8% Senior Notes due 1/15/2023	17,000	429,318
Main Street Capital Corp., 6.125% Senior Notes, due 4/1/2023	6,600	168,762
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	7,000	173,950
PennantPark Investment Corp., 6.25% Senior Notes, due 2/1/2025	6,800	170,884
Stellus Capital Investment Corp., 6.5% Senior Notes, due 4/30/2019	2,000	50,000
THL Credit, Inc., 6.75% Senior Notes, due 11/15/2021	2,000	50,600
Triangle Capital Corp., 6.375% Senior Notes, due 3/15/2022	4,000	102,240
Triangle Capital Corp., 6.375% Senior Notes, due 12/15/2022	5,000	126,248
TriplePoint Venture Growth BDC Corp., 6.75% Senior Notes, due 7/15/2020	5,000	124,950
WhiteHorse Finance, Inc., 6.5% Senior Notes, due 7/31/2020	16,000	402,240

		2,280,362

Communications - 2.1%
Avaya, Inc., 9%, due 4/1/2019	$200,000	164,000
CenturyLink, Inc., 6.15%, due 9/15/2019	$100,000	104,000
Discovery Communications LLC, 4.375%, due 6/15/2021	$200,000	208,318
Sprint Capital Corporation, 6.9%, due 5/1/2019	$100,000	96,250

		572,568

Consumer Cyclical - 7.0%
Air Canada, 6.75%, due 10/1/2019	$100,000	106,250
American Airlines, 5.625%, due 1/15/2021	$203,000	205,538
Cooper Tire and Rubber Company, 8%, due 12/15/2019	$100,000	113,250
Dillard’s, Inc., 7.13%, due 8/1/2018	$215,000	236,517
Ford Motor Credit Company, 3.157%, due 8/4/2020	$100,000	101,184
Gap, Inc., 5.95%, due 4/12/2021	$200,000	212,903
International Game Technology, 7.5%, due 6/15/2019	$100,000	107,750
INVISTA Finance LLC, 4.25%, due 10/15/19	$435,000	427,388
Toys “R” Us Property Company II LLC, 8.5%, due 12/1/2017	$400,000	389,000

		1,899,780

Consumer Non-cyclical - 8.3%
Atento Luxco 1 SA, 7.375%, due 1/29/2020	$300,000	284,250
Avon Products, Inc., 4.2%, due 7/15/2018	$100,000	87,000
CHS/Community Health Systems, Inc., 5.125%, due 8/15/2018	$100,000	102,375
Coca-Cola Enterprises, Inc., 3.5%, due 9/15/2020	$200,000	208,074
Kroger Co. (The), 6.15%, due 1/15/2020	$200,000	228,814
Land O’ Lakes, Inc., 6%, due 11/15/2022	$300,000	323,250
Lender Processing Services, Inc., 5.75%, due 4/15/2023	$500,000	527,040
McGraw Hill Financial, Inc., 5.9%, due 11/15/2017	$150,000	160,531
Medco Health Solutions, Inc., 4.125%, due 9/15/2020	$100,000	106,269
Reynolds American, Inc., 3.25%, due 6/12/2020	$100,000	102,558
Sysco Corporation, 2.6%, due 10/1/2020	$100,000	101,092

		2,231,253

Energy - 3.8%
Compagnie Generale de Geophysique-Veritas, 7.75%, due 5/15/2017	$33,000	29,700
Hiland Partners LP/Hiland Partners Finance Corp., 5.5%, due 5/15/2022	$400,000	390,240
Northern Tier Energy LLC/Northern Tier Finance Corp., 7.125%, due 11/15/2020	$300,000	306,750
NuStar Logistics L.P., 7.625% Subordinated Notes, due 1/15/2043	8,000	204,960
Transocean, Inc., 6.5%, due 11/15/2020	$100,000	80,584

		1,012,234

Financial - 18.9%
Allstate Corporation, 6.125%, due 5/15/2037	$100,000	100,688
Arlington Asset Investment Corp., 6.625% Senior Notes, due 5/1/2023	13,000	294,060
Denali Borrower LLC/Denali Finance Corp., 5.625%, due 10/15/2020	$350,000	373,188
Fly Leasing Limited, 6.75%, due 12/15/2020	$100,000	105,250
Fly Leasing Limited., 6.375%, due 10/15/2021	$300,000	309,750
General Electric Capital Corporation, 7.125%, due 12/29/2049	$200,000	235,250
GFI Group, Inc., 8.375%, due 7/19/2018	$300,000	327,000
Goldman Sachs Capital II, 5.793%, due 12/29/2049	$450,000	325,125
JPMorgan Chase & Co., 7.9%, due 4/29/2049	$300,000	312,075
KCG Holdings, Inc., 6.875%, due 3/15/2020	$300,000	285,750
Neuberger Berman Group LLC, 5.875%, due 3/15/2022	$200,000	209,250
Och-Ziff Finance Co. LLC, 4.5%, due 11/20/2019	$300,000	302,714
Progressive Corporation, 6.7%, due 6/15/2037	$400,000	404,000
Prudential Financial, Inc., 5.875%, due 9/15/2042	$350,000	372,750
Scottrade Financial Services, Inc., 6.125%, due 7/11/2021	$300,000	320,139
Wachovia Capital Trust III, 5.8%, due 3/29/2049	$300,000	294,975
ZFS Finance USA Trust II, 6.45%, due 12/15/2065	$500,000	509,750

		5,081,714

Industrial - 1.9%
General Electric Company, 5.25%, due 12/6/2017	$200,000	215,924
L-3 Communications Corp., 5.2%, due 15/15/2019	$200,000	210,760
Seaspan Corporation, 6.375% Senior Notes, due 4/30/2019	4,000	99,320

		526,004

Real Estate Investment Trusts - 0.8%
RAIT Financial Trust, 7.125% Senior Notes, due 8/30/2019	4,000	91,440
Sotherly Hotels LP, 7% Senior Notes, due 11/15/2019	5,000	126,250

		217,690

Structured Notes - 6.4%
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 3/20/2020	$100,000	95,740
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 10/13/2020	$100,000	97,560
Credit Suisse AG, 5.25% Callable Yield Notes, due 9/7/2016	$100,000	99,250
Credit Suisse AG, 6.25% Callable Yield Notes, due 2/13/2017	$100,000	98,980
Credit Suisse AG, 10.25% Contingent Coupon Callable Yield Notes, due 8/31/2017	$100,000	101,200
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 3/16/2020	$200,000	192,340
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 6/30/2020	$100,000	85,540
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$200,000	199,780
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, Variable Rate, due 3/13/2029	$100,000	89,230
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 5/27/2020	$300,000	266,040

Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 7/9/2020	$300,000	287,010
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 10/30/2020	$100,000	100,000

		1,712,670

Technology - 5.6%
Activision Blizzard, Inc., 5.625%, due 9/15/2021	$100,000	106,020
Apple, Inc., 2.85%, due 5/6/2021	$100,000	103,055
Broadcom Corporation, 3.5%, due 8/1/2024	$200,000	198,930
Hewlett Packard Enterprise Co., 2.85%, due 10/5/2018	$200,000	200,560
Hewlett Packard Enterprise Co., 3.6%, due 10/15/2020	$200,000	201,653
KLA-Tencor Corporation, 2.375%, due 11/1/2017	$100,000	100,696
KLA-Tencor Corporation, 4.125%, due 11/1/2021	$100,000	100,555
Leidos Holdings, Inc., 4.45%, due 12/1/2020	$200,000	196,880
Oracle Corporation, 2.375%, due 1/15/2019	$100,000	102,062
QUALCOMM, Inc., 3%, due 5/20/2022	$200,000	197,670

		1,508,081

Utilities - 1.2%
Cleveland Electric Illuminating Company, 7.88%, due 11/1/2017	$200,000	222,908
DPL Inc., 7.25%, due 10/15/2021	$100,000	100,875

		323,783

TOTAL CORPORATE BONDS & NOTES		17,804,516

INVESTMENT COMPANIES - 34.6%
Closed End Funds - 3.2%
BlackRock Floating Rate Income Strategies Fund, Inc.	8,800	114,664
BlackRock Global Floating Rate Income Trust Fund	7,000	89,390
BlackRock Limited Duration Income Trust	5,000	74,000
Eaton Vance Floating-Rate Income Plus Fund	5,000	73,700
Eaton Vance Senior Income Trust	3,774	22,833
Nuveen Credit Strategies Income Fund	12,000	96,720
Nuveen Floating Rate Income Opportunity Fund	10,000	100,300
Nuveen Senior Income Fund	16,000	94,720
Voya Prime Rate Trust	18,000	91,080
Western Asset Income Fund	7,000	93,520

		850,927

Exchange Traded Funds - 27.9%
AdvisorShares Newfleet Multi-Sector Income ETF	29,000	1,419,260
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	10,800	279,720
iShares 1-3 Year Credit Bond ETF	3,300	347,358
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,100	360,902
Market Vectors Fallen Angel High Yield Bond ETF	6,000	156,360
PIMCO Investment Grade Corporate Bond Index ETF	3,500	352,450
PIMCO Total Return Active ETF	3,300	350,658
PowerShares Senior Loan Portfolio	12,000	276,000
PowerShares Variable Rate Preferred Portfolio Fund	14,500	353,220
Schwab U.S. Aggregate Bond ETF	6,800	354,144
SPDR Barclays Agregate Bond ETF	5,000	289,300
SPDR Barclays Issuer Scored Corporate Bond ETF	11,200	353,584
SPDR Barclays Short Term Corporate Bond ETF	11,500	351,555
Vanguard Intermediate-Term Corporate Bond ETF	4,100	350,263
Vanguard Short-Term Corporate Bond ETF	19,500	1,553,760
Vanguard Total Bond Market ETF	4,300	351,697

		7,500,231

Money Market Funds - 3.5%
Fidelity Institutional Money Market Portfolio	955,434	955,434

TOTAL INVESTMENT COMPANIES		9,306,592

PREFERRED STOCKS - 0.5%
Real Estate Investment Trusts - 0.5%
Bluerock Residential Growth REIT, Inc., 8.25% Preferred Series A	5,000	125,900

TOTAL PREFERRED STOCKS		125,900

TOTAL INVESTMENTS - 101.2% (cost $27,721,005)		27,237,008
LIABILITIES IN EXCESS OF OTHER ASSETS - 1.2%		(320,689)

Net Assets - 100.0%		$26,916,319

API VALUE FUND

SCHEDULE OF INVESTMENTS

October 31, 2015

(Unaudited)

	Shares	Value
COMMON STOCKS - 86.2%
Consumer Discretionary - 17.3%
Adidas AG	4,300	$192,339
Advance Auto Parts, Inc.	700	138,901
Bayerische Motoren Werke (BMW) AG	4,000	136,380
Bed Bath & Beyond, Inc.*	2,200	131,186
Brinker International, Inc.	2,300	104,673
Carnival Corporation	3,400	183,872
CBS Corporation Class B	2,400	111,648
Delphi Automotive PLC	2,000	166,380
Dollar Tree, Inc.*	1,600	104,784
DreamWorks Animation SKG, Inc.*	6,000	121,440
D.R. Horton, Inc.	5,600	164,864
Esprit Holdings Limited	45,000	95,850
Fiat Chrysler Automobiles NV*	9,000	131,760
G-III Apparel Group Ltd.*	1,400	77,126
Grupo Televisa S.A.B.	4,400	128,216
Harman International Inustries, Inc.	1,000	109,960
Hilton Worldwide Holdings, Inc.*	5,400	134,946
Home Depot, Inc.	1,100	136,004
Honda Motor Co., Ltd.	4,800	159,024
ITV plc	3,300	127,776
Las Vegas Sands Corp.	2,600	128,726
Magna International, Inc.	2,000	105,460
Mohawk Industries, Inc.*	525	102,638
New Oriental Education & Technology Group, Inc.*	8,100	222,831
Nissan Motor Co., Ltd.	8,500	176,205
Nordstrom, Inc.	2,000	130,420
Ralph Lauren Corporation	900	99,693
Scripps Networks Interactive, Inc.	1,700	102,136
Starwood Hotels & Resorts Worldwide, Inc.	1,500	119,805
Tempur-Pedic International, Inc.*	1,300	101,192
Time Warner, Inc.	1,400	105,476
Twenty-First Century Fox, Inc. - Class A	5,400	165,726
2U, Inc.*	5,600	117,488
Vista Outdoor, Inc.	2,000	89,440
Vivendi SA	6,700	161,135
Walt Disney Company	1,700	193,358

		4,778,858

Consumer Staples - 5.4%
Ambev SA	15,500	75,485
Bunge Ltd.	1,600	116,736
Carrefour SA	3,000	98,010
Coca-Cola Enterprises, Inc.	3,000	154,020
CVS Health Corporation	1,200	118,536
Edgewell Personal Care Co.	500	42,355
Energizer Holdings, Inc.	500	21,415
Ingredion, Inc.	1,700	161,602
Marine Harvest ASA*	12,500	167,875

Orkla ASA	20,500	174,045
PepsiCo, Inc.	1,400	143,066
Reynolds American, Inc.	872	42,135
Unilever PLC	2,500	111,125
Wal-Mart Stores, Inc.	1,400	80,136

		1,506,541

Energy - 4.1%
Anadarko Petroleum Corporation	1,550	103,664
Baker Hughes, Inc.	2,100	110,628
ConocoPhillips	2,000	106,700
Halliburton Company	2,100	80,598
Helmerich & Payne, Inc.	1,000	56,270
Koninklijke Vopak NV	900	36,189
Noble Energy, Inc.	2,200	78,848
Occidental Petroleum Corporation	1,200	89,448
Phillips 66	1,600	142,480
Schlumberger Ltd.	1,500	117,240
Spectra Energy Corp.	3,500	99,995
Weatherford International Ltd.*	9,800	100,352

		1,122,412

Financials - 19.2%
AEGON N.V.	20,426	125,620
Allstate Corporation	1,450	89,726
American International Group, Inc.	2,100	132,426
Ameriprise Financial, Inc.	1,100	126,896
AXA SA	4,500	120,150
Bank of America Corporation	6,000	100,680
Barclays PLC	9,500	135,185
Berkshire Hathaway, Inc. Class B*	1,200	163,224
BNP Paribas S.A.	5,450	165,626
CK Hutchison Holdings Limited	7,900	108,309
Credit Suisse Group AG	6,453	161,325
Discover Financial Services	2,000	112,440
Eaton Vance Corp.	3,000	108,330
Everest Re Group Ltd.	1,000	177,970
Federated Investors, Inc.	4,900	150,577
Franklin Resources, Inc.	2,400	97,824
Goldman Sachs Group, Inc.	750	140,625
Great Eagle Holdings Limited	39,000	128,700
Hang Lung Properties Limited	33,000	80,850
Hartford Financial Services Group, Inc.	2,500	115,650
ICICI Bank Limited	16,000	137,920
ING Groep N.V.*	13,000	188,110
Intercontinental Exchange, Inc.	450	113,580
Intesa Sanpaolo S.p.A.	8,400	176,316
Invesco Ltd.	3,800	126,046
KB Financial Group, Inc.*	3,000	94,590
Lincoln National Corporation	2,000	107,020
Lloyds Banking Group plc	20,000	91,600
MetLife, Inc.	3,300	166,254
Mitsubishi UFJ Financial Group, Inc.	22,000	142,340
Nasdaq, Inc.	2,900	167,881
PRA Group, Inc.*	3,000	164,400
Principal Financial Group, Inc.	2,500	125,400
Prudential Financial, Inc.	1,800	148,500
Reinsurance Group of America, Inc.	2,000	180,480

UBS AG	5,000	100,150
Validus Holdings, Ltd.	3,200	141,760
Wells Fargo & Company	2,800	151,592
White Mountains Insurance Group Ltd.	190	150,100
Zions Bancorporation	3,600	103,572

		5,319,744

Health Care - 7.5%
Abbott Laboratories	1,500	67,200
AbbVie, Inc.	1,500	89,325
Alere, Inc.*	3,500	161,420
Allergan plc.*	532	164,106
Amgen, Inc.	800	126,544
Baxalta, Inc.	2,600	89,596
Gilead Sciences, Inc.	1,100	118,943
Hill-Rom Holdings, Inc.	2,000	105,380
Jazz Pharmaceuticals Plc*	1,000	137,280
Johnson & Johnson	1,300	131,339
Laboratory Corporation of America Holdings*	900	110,466
McKesson Corporation	450	80,460
Novartis AG	1,700	153,731
Tenet Healthcare Corporation*	2,200	69,014
Teva Pharmaceutical Industries Ltd.	3,000	177,570
Thermo Fisher Scientific, Inc.	1,250	163,475
UnitedHealth Group, Inc.	1,100	129,558

		2,075,407

Industrials - 11.9%
ABB Limited*	5,100	96,288
ADT Corporation	2,300	75,992
AerCap Holdings NV*	2,200	91,300
Babcock & Wilcox Enterprises, Inc.	3,000	50,940
Babcock International Group plc	8,400	124,824
Boeing Company	1,100	162,877
BWX Technologies, Inc.	4,000	113,200
easyJet plc	4,000	107,920
FedEx Corporation	1,100	171,655
Ferrovial S.A.	2,131	53,552
Flowserve Corporation	1,300	60,268
Graco, Inc.	1,500	110,100
Hillenbrand, Inc.	3,600	106,812
J.B. Hunt Transport Services, Inc.	1,400	106,918
Kaman Corporation	3,000	116,670
Koninklijke Philips Electronics N.V.	4,950	133,353
L-3 Communications Holdings, Inc.	950	120,080
NIDEC CORPORATION	3,650	68,912
Orbital ATK, Inc.	1,000	85,620
Old Dominion Freight Line, Inc.*	2,000	123,880
Owens Corning, Inc.*	2,400	109,272
Regal Beloit Corporation	450	28,706
Ritchie Bros. Auctioneers, Inc.	5,000	129,850
Ryder System, Inc.	1,700	122,026
Smiths Group plc	8,800	129,272
Standex International Corporation	1,300	116,636
Stericycle, Inc.*	1,100	133,507
United Continental Holdings, Inc.*	1,500	90,465
United Technologies Corporation	1,200	118,092
USG Corporation*	5,400	127,278
W.W. Grainger, Inc.	475	99,750

		3,286,015

Information Technology - 12.9%
Activision Blizzard, Inc.	3,500	121,660
Analog Devices, Inc.	1,800	108,216
Applied Materials, Inc.	8,300	139,191
ARM Holdings plc	3,500	166,005
Autodesk, Inc.*	2,000	110,380
Avago Technologies Ltd.	1,200	147,756
CA, Inc.	5,000	138,550
Cavium, Inc.*	2,300	163,185
Cisco Systems, Inc.	6,800	196,180
Corning, Inc.	9,200	171,120
International Business Machines, Inc.	500	70,040
Jabil Circuit, Inc.	4,600	105,708
Lam Research Corporation*	2,000	153,180
MasterCard, Inc.	1,650	163,334
NetEase, Inc.	1,700	245,701
NICE Systems Limited	2,650	163,823
NVIDIA Corporation	5,000	141,850
Proofpoint, Inc.*	2,500	176,100
Qorvo, Inc.*	1,800	79,074
SAP SE	2,300	181,033
Total System Services, Inc.	2,900	152,105
United Internet AG	3,500	181,825
Visa, Inc.	1,600	124,128
WNS Holdings Ltd.*	4,900	166,943

		3,567,087

Materials - 5.3%
Alcoa, Inc.	9,500	84,835
BASF SE	1,600	130,992
Celanese Corporation	1,700	120,785
Crown Holdings, Inc.*	1,850	98,124
International Paper Company	3,400	145,146
Koninklijke DSM NV	2,600	138,788
Lafarge SA	8,600	141,814
Linde AG	7,900	136,512
PolyOne Corporation	2,500	83,600
Silgan Holdings, Inc.	2,000	101,740
Syngenta AG ADS	2,450	164,861
Vulcan Materials Company	1,350	130,383

		1,477,580

Telecommunication Services - 2.6%
China Mobile Limited	2,100	126,651
8 x 8, Inc.*	15,000	159,900
SoftBank Corp.	2,600	145,730
Telecom Italia S.p.A.*	12,800	177,920
Turkcell Iletisim Hizmetleri AS	12,000	118,920

		729,121

TOTAL COMMON STOCKS		23,862,765

INVESTMENT COMPANIES - 12.5%
Exchange Traded Funds - 7.7%
iShares Europe ETF	3,250	137,248
iShares India 50 ETF	2,000	55,960

iShares MSCI Belgium Capped ETF	3,200	56,032
iShares MSCI EAFE Value ETF	2,700	132,786
iShares MSCI France ETF	4,500	116,055
iShares MSCI Germany ETF	1,900	51,509
iShares MSCI Germany Small-Cap ETF	1,150	47,461
iShares MSCI India ETF	2,000	56,960
iShares MSCI Italy Capped ETF	6,900	102,189
iShares MSCI Japan ETF	8,000	98,560
iShares MSCI Philippines ETF	2,000	70,420
iShares MSCI South Korea Capped ETF	850	46,223
iShares MSCI Spain Capped ETF	2,700	84,915
iShares MSCI Switzerland Capped ETF	1,350	42,890
iShares MSCI United Kingdom Small-Cap ETF	1,100	45,221
Market Vectors Vietnam Index ETF	3,800	64,448
Schwab International Equity ETF	5,400	157,518
Schwab International Small-Cap Equity ETF	4,650	138,803
Vanguard FTSE All World ex-U.S. ETF	3,500	159,180
Vanguard FTSE Developed Markets ETF	4,200	159,768
Vanguard FTSE Europe ETF	3,000	156,240
WisdomTree Europe SmallCap Dividend Fund	2,600	145,704

		2,126,090

Money Market Funds - 4.8%
Fidelity Institutional Money Market Portfolio	1,339,354	1,339,354

TOTAL INVESTMENT COMPANIES		3,465,444

TOTAL INVESTMENTS - 98.7% (cost $21,776,573)		27,328,209
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		359,447

Net Assets - 100.0%		$27,687,656

*	Non-income producing security.

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

October 31, 2015

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.2%
Growth Funds - 34.5%
API Efficient Frontier Growth Fund*	920,371	$13,529,452

Income Funds - 30.2%
API Efficient Frontier Capital Income Fund	268,386	11,854,597

Money Market Funds - 0.7%
Fidelity Institutional Money Market Portfolio	297,932	297,932

Value Funds - 34.7%
API Efficient Frontier Value Fund*	756,362	13,637,212

TOTAL INVESTMENTS - 100.1% (cost $21,670,459)		39,319,193
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.1%		(52,161)

Net Assets - 100.0%		$39,267,032

*	Non-income producing security.

Investment Valuation

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2015, in valuing the Funds’ assets carried at fair value.

Capital Income Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Common Stocks	$32,105,381	$—	$—	$32,105,381
Corporate Bonds & Notes	—	496,179	—	496,179
Investment Companies	—	3,539,306	—	3,539,306
Preferred Stocks	97,500	—	—	97,500

Total	$32,202,881	$4,035,485	$—	$36,238,366

Growth Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Common Stocks	$69,461,831	$—	$—	$69,461,831
Investment Companies	6,924,651	—	—	6,924,651

Total	$76,386,482	$—	$—	$76,386,482

Income Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Common Stocks	$295,162,554	$—	$—	$295,162,554
Corporate Bonds & Notes	—	171,678,613	—	171,678,613
Investment Companies	248,445,530	—	—	248,445,530
Preferred Stocks	8,848,306	—	—	8,848,306

Total	$552,456,390	$171,678,613	$—	$724,135,003

Core Income Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Corporate Bonds & Notes	$—	$17,804,516	$—	$17,804,516
Investment Companies	9,306,592	—	—	9,306,592
Preferred Stocks	125,900	—	—	125,900

Total	$9,432,492	$17,804,516	$—	$27,237,008

Value Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Common Stocks	$23,862,765	$—	$—	$23,862,765
Investment Companies	3,465,444	—	—	3,465,444

Total	$27,328,209	$—	$—	$27,328,209

Master Allocation Fund

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Investment Companies	$39,319,193	$—	$—	$39,319,193

At October 31, 2015, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Capital			Core		Master
	Income	Growth	Income	Income	Value	Allocation
	Fund	Fund	Fund	Fund	Fund	Fund
Cost of investments	$31,998,740	$60,684,389	$786,944,955	$27,721,005	$21,776,573	$22,023,905

Gross unrealized appreciation	$5,979,736	$18,097,771	$12,474,805	$82,370	$6,390,886	$17,295,288
Gross unrealized depreciation	(1,740,110)	(2,395,678)	(75,284,357)	(566,367)	(839,250)	—

Net unrealized appreciation/(depreciation) on investments	$4,239,626	$15,702,093	($62,809,552)	($483,997)	$5,551,636	$17,295,288

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust

By:	/s/ David D. Basten
David D. Basten
President

Date: December 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David D. Basten
David D. Basten
President

Date: December 9, 2015

By:	/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer

Date: December 9, 2015